Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	21. SUBSEQUENT EVENTS The Company has not identified any events with a material financial impact on the Group’s consolidated financial statements.